Fair Value Disclosures on Financial Instruments - Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	€ (15,570)	€ (15,953)
Total financial instruments, net	7,158	(77)
Total financial instruments, net fair value	(978)	(7,833)
Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	(5,164)	(9,214)
Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	(695)	(1,128)
Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	4,881	2,509
At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net	(3,194)	(5,357)
At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net	9,997	4,904
Trade and other payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,702)	(1,312)
Other payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(613)	(298)
Financial liability
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(15,571)	(15,953)
AC.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(16,517)	(16,904)
AC. | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(16,517)	(16,904)
AC. | Trade payables.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,089)	(1,014)
AC. | Trade payables. | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,089)	(1,014)
AC. | Loans
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,533)	(1,301)
Liabilities, at fair value	(1,533)	(1,301)
AC. | Loans | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(1,533)	(1,301)
AC. | Loans | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,533)	(1,301)
AC. | Bonds
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(10,682)	(11,300)
Liabilities, at fair value	(11,179)	(11,897)
AC. | Bonds | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(10,248)	(10,966)
AC. | Bonds | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(931)	(931)
AC. | Bonds | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(10,682)	(11,300)
AC. | Private placements
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(790)	(742)
Liabilities, at fair value	(801)	(771)
AC. | Private placements | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(801)	(771)
AC. | Private placements | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(790)	(742)
AC. | Other non-derivative financial liabilities
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(2,424)	(2,547)
Liabilities, at fair value	(281)	(427)
AC. | Other non-derivative financial liabilities | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(281)	(427)
AC. | Other non-derivative financial liabilities | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(2,424)	(2,547)
FVTPL.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(62)	(61)
FVTPL. | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(62)	(61)
FVTPL. | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(62)
Liabilities, at fair value	(62)
FVTPL. | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(62)
FVTPL. | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(62)
Designated as hedging instrument. | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(31)	(1)
Liabilities, at fair value	(31)	(1)
Designated as hedging instrument. | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(31)	(1)
Designated as hedging instrument. | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(31)	(1)
Designated as hedging instrument. | Interest rate swaps
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(49)	0
Liabilities, at fair value	(49)	0
Designated as hedging instrument. | Interest rate swaps | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(49)	0
Designated as hedging instrument. | Interest rate swaps | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(49)	0
AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	13,323	11,547
AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	13,323	11,547
FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	10,131	4,846
FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	10,131	4,846
FVTPL | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(61)
Liabilities, at fair value		(61)
FVTPL | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value		(61)
FVTPL | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(61)
Cash and cash equivalents.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	8,898	5,311
Cash at banks | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	3,149	2,732
Cash at banks | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	3,149	2,732
Time deposits | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,467	924
Time deposits | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,467	924
Money market and similar funds | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	4,281	1,655
Assets, at fair value	4,281	1,655
Money market and similar funds | FVTPL | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	4,281	1,655
Money market and similar funds | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	4,281	1,655
Trade and other receivable
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	6,499	6,730
Trade receivables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		6,232
Trade receivables | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		6,232
Trade receivables | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	5,888
Trade receivables | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	5,888
Other receivable
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	611	498
Other financial assets
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	9,033	5,147
Debt investments | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	30	24
Assets, at fair value	30	24
Debt investments | AC | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	30	24
Debt investments | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	30	24
Marketable equity investments | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	5,799	3,113
Assets, at fair value	5,799	3,113
Marketable equity investments | FVTPL | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	772	72
Marketable equity investments | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	155	536
Marketable equity investments | FVTPL | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	4,871	2,505
Marketable equity investments | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	5,799	3,113
Investments in associates.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	155	14
Time deposits. | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2,602	1,445
Assets, at fair value	2,602	1,445
Time deposits. | AC | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	2,602	1,445
Time deposits. | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2,602	1,445
Financial instruments related to employee benefit plans
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	201	162
Loans and other financial receivables | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	186	190
Assets, at fair value	186	190
Loans and other financial receivables | AC | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	186	190
Loans and other financial receivables | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	186	190
FX forward contracts | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	41	38
Assets, at fair value	41	38
FX forward contracts | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	41	38
FX forward contracts | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	41	38
FX forward contracts | Designated as hedging instrument
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1	7
Assets, at fair value	1	7
FX forward contracts | Designated as hedging instrument | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	1	7
FX forward contracts | Designated as hedging instrument | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1	7
Interest rate swaps | Designated as hedging instrument
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	7	114
Assets, at fair value	7	114
Interest rate swaps | Designated as hedging instrument | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	7	114
Interest rate swaps | Designated as hedging instrument | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	7	114
Call options for share-based payments | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	0	36
Assets, at fair value	0	36
Call options for share-based payments | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	0	36
Call options for share-based payments | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	0	36
Call options on equity shares | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	10	4
Assets, at fair value	10	4
Call options on equity shares | FVTPL | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	10	4
Call options on equity shares | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	€ 10	€ 4